Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2019
Finance income and finance costs
Schedule of finance income and finance costs

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Foreign exchange gain	523	1,369	1,978
Interest and similar income	3,436	221	304
Finance income	3,959	1,590	2,282
Foreign exchange loss	—	1,145	1,406
Interest and similar expense	2,576	204	62
Other	—	—	49
Finance costs	2,576	1,349	1,517